Loss per share (Details Narrative) - Common Class A [Member] - shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	150,049,131	108,964,651
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	3,149,770		5,300,000